Financial investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial investments
7.	Financial investments

	December 31, 2018	December 31, 2017
Short-term investments	—	210,103

	—	210,103

Short-term investments consisted of two repurchase agreements, with an average return of 96.0% of the Interbank Deposit Certificate (CDI). This financial asset was classified as fair value through profit and loss.